FINANCIAL OBLIGATIONS - Liabilities maturity date (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued	$ 6,197.5 [1]	$ 20,140,350	$ 19,102,196	[2]
Peso denominated
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		8,857,766	8,447,168
Foreign currency
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		11,282,584	10,655,028
BAC Credomatic
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		972,598	1,195,454
Banco de Bogota S.A.
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	23/02/2010
Bonds issued		$ 134,736	$ 132,989
Maturity Date	23/02/2020
Banco de Bogota S.A. | UVR
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	5.45%	5.45%
Banco de Bogota S.A. | CPI
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	5.45%	5.45%	5.45%
Banco de Occidente S.A.
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 30/03/2009 and 14/12/2017
Bonds issued		$ 3,143,903	$ 3,271,929
Maturity Date	Between 09/02/2019 and 14/12/2032
Banco de Occidente S.A. | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	6.18%	6.18%	6.18%
Banco de Occidente S.A. | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	7.85%	7.85%
Banco de Occidente S.A. | IPC | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	2.90%	2.90%
Banco de Occidente S.A. | IPC | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	5.75%	5.75%
Corporacion Financiera Colombiana S.A.
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 27/08/2009 and 02/03/2018
Bonds issued		$ 2,853,685	$ 2,361,702
Maturity Date	Between 11/03/2019 and 02/03/2043
Interest Rate	7.10%	7.10%	7.10%
Corporacion Financiera Colombiana S.A. | CPI | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	3.18%	3.18%
Corporacion Financiera Colombiana S.A. | CPI | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	6.90%	6.90%
Banco Popular S.A.
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 26/02/2013 and 08/05/2018
Bonds issued		$ 1,616,729	$ 1,571,308
Maturity Date	Between 14/02/2019 and 12/10//2026
Banco Popular S.A. | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	6.17%	6.17%	6.17%
Banco Popular S.A. | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	8.10%	8.10%
Banco Popular S.A. | CPI | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	2.72%	2.72%
Banco Popular S.A. | CPI | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	4.13%	4.13%
Banco Popular S.A. | DTF
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	1.49%	1.49%
Grupo Aval Acciones y Valores
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 03/12/2009 and 28/06/2017
Bonds issued		$ 1,108,713	$ 1,109,240
Maturity Date	Between 03/12/2019 and 28/06/2042
Grupo Aval Acciones y Valores | CPI | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	2.69%	2.69%	2.69%
Grupo Aval Acciones y Valores | CPI | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Borrowing rate interest rate basis	5.20%	5.20%
Banco de Bogota S.A. Bajo regla144A | Foreign currency
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 19/02/2013 and 03/08 /2017
Bonds issued		$ 7,042,678	$ 6,459,452
Maturity Date	Between 19/02/2023 and 03/08/2027
Banco de Bogota S.A. Bajo regla144A | Foreign currency | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	4.38%	4.38%	4.38%
Banco de Bogota S.A. Bajo regla144A | Foreign currency | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	6.25%	6.25%
El Salvador | BAC Credomatic
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 11/02/2013 and 26/11/2018
Bonds issued		$ 753,556	$ 635,536
Maturity Date	Between 30/05/2019 and 26/11/2023
El Salvador | BAC Credomatic | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	5.20%	5.20%	5.20%
El Salvador | BAC Credomatic | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	5.85%	5.85%
Guatemala | BAC Credomatic
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 24/08/2017 and 24/08/2018
Bonds issued		$ 14,025	$ 400,244
Maturity Date	Between 07/01/2019 and 26/08/2019
Guatemala | BAC Credomatic | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	4.25%	4.25%	4.25%
Guatemala | BAC Credomatic | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	7.50%	7.50%
Honduras | BAC Credomatic
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	Between 12/05/2017 and 19/12/2018
Bonds issued		$ 205,017	$ 159,674
Maturity Date	Between 12/05/2020 and 11/01/2022
Honduras | BAC Credomatic | Minimum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	0.75%	0.75%	0.75%
Honduras | BAC Credomatic | Maximum
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Interest Rate	8.88%	8.88%
Banco de Bogota S.A. and BAC Credomatic
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Bonds issued		$ 8,015,276	$ 7,654,906
Grupo Aval Limited
Disclosure Of Detailed Information About Borrowing Explanatory [Line Items]
Issue Date	19/09/2012
Bonds issued		$ 3,267,308	$ 3,000,122
Maturity Date	26/09/2022
Interest Rate	4.75%	4.75%	4.75%

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.